UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, April 29, 2009
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 55
Form 13F Information Table Value Total: $65,445
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
ABBOTT LABORATORIES
Common Stocks
002824100
673
14,116
14116
0
0

14,116
0
0
ALTRIA GROUP INC
Common Stocks
02209S103
478
29,823
29823
0
0

29,823
0
0
AMBIENT CORP
Common Stocks
02318N102
1
10,000
10000
0
0

10,000
0
0
AMERICAN ELECTRIC POWER
Common Stocks
025537101
343
13,564
13564
0
0

13,564
0
0
AMERICAN EXPRESS CO
Common Stocks
025816109
718
52,697
52697
0
0

52,697
0
0
APPLIED MATERIALS INC
Common Stocks
038222105
949
88,277
88277
0
0

88,277
0
0
AT&T INC NEW
Common Stocks
00206R102
2179
86,451
86451
0
0

86,451
0
0
BANK OF AMERICA CORP
Common Stocks
060505104
115
16,805
16805
0
0

16,805
0
0
BECTON DICKINSON & CO.
Common Stocks
075887109
919
13,663
13663
0
0

13,663
0
0
BERKSHIRE HATHAWAY INC - CL B
Common Stocks
084670207
1898
673
673
0
0

673
0
0
BOEING COMPANY
Common Stocks
097023105
772
21,696
21696
0
0

21,696
0
0
CBS CORP NEW CL B
Common Stocks
124857202
150
39,022
39022
0
0

39,022
0
0
CHEVRON CORP
Common Stocks
166764100
1267
18,836
18836
0
0

18,836
0
0
CHICAGO BRIDGE AND IRON
Common Stocks
167250109
203
32,327
32327
0
0

32,327
0
0
CISCO SYSTEMS INC
Common Stocks
17275R102
1130
67,405
67405
0
0

67,405
0
0
CITIGROUP INC
Common Stocks
172967101
55
21,875
21875
0
0

21,875
0
0
COCA-COLA CO
Common Stocks
191216100
2695
61,328
61328
0
0

61,328.16
0
0
CONOCOPHILLIPS
Common Stocks
20825C104
1034
26,395
26395
0
0

26,395
0
0
DANAHER CORP
Common Stocks
235851102
1260
23,231
23231
0
0

23,231
0
0
DIAGEO PLC - ADR
Common Stocks
25243Q205
768
17,170
17170
0
0

17,170
0
0
ELI LILLY & CO
Common Stocks
532457108
1319
39,465
39465
0
0

39,465
0
0
EMERSON ELECTRIC CO
Common Stocks
291011104
201
7,050
7050
0
0

7,050
0
0
ERHC ENERGY INC
Common Stocks
26884J104
46
150,000
150000
0
0

150,000
0
0
EXELON CORPORATION
Common Stocks
30161N101
1010
22,242
22242
0
0

22,242
0
0
EXXON MOBIL CORP
Common Stocks
30231G102
4908
72,073
72073
0
0

72,073
0
0
FIFTH THIRD BANCORP
Common Stocks
316773100
118
40,355
40355
0
0

40,355
0
0
GENERAL ELECTRIC CO
Common Stocks
369604103
1644
162,578
162578
0
0

162,578.49
0
0
GENERAL MILLS INC
Common Stocks
370334104
301
6,030
6030
0
0

6,030
0
0
HALLIBURTON CO
Common Stocks
406216101
711
45,984
45984
0
0

45,984
0
0
HEWLETT-PACKARD CO
Common Stocks
428236103
2213
69,012
69012
0
0

69,012
0
0
ILLINOIS TOOL WORKS
Common Stocks
452308109
1456
47,206
47206
0
0

47,206
0
0
INTEL CORP
Common Stocks
458140100
1058
70,360
70360
0
0

70,360.36
0
0
JOHNSON & JOHNSON
Common Stocks
478160104
2671
50,775
50775
0
0

50,775
0
0
JOHNSON CONTROLS INC
Common Stocks
478336107
640
53,324
53324
0
0

53,324
0
0
KIMBERLY-CLARK CORP
Common Stocks
494368103
1593
34,541
34541
0
0

34,541
0
0
KRAFT FOODS
Common Stocks
50075N104
318
14,267
14267
0
0

14,267
0
0
MEDTRONIC INC
Common Stocks
585055106
1338
45,395
45395
0
0

45,395
0
0
MERCK & CO INC
Common Stocks
589331107
1493
55,798
55798
0
0

55,798
0
0
MICROSOFT CORP
Common Stocks
594918104
1264
68,833
68833
0
0

68,833
0
0
ORACLE CORP
Common Stocks
68389X105
193
10,660
10660
0
0

10,660
0
0
PEPSICO INC
Common Stocks
713448108
3124
60,690
60690
0
0

60,690
0
0
PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
2687
75,520
75520
0
0

75,520
0
0
PRAXAIR INC
Common Stocks
74005P104
2147
31,913
31913
0
0

31,913
0
0
PROCTER & GAMBLE CO
Common Stocks
742718109
3716
78,904
78904
0
0

78,904.08
0
0
RESTRICTED BIOMETRICS 2000 CORP
Common Stocks
090624990
0
368,484
368484
0
0

368,484
0
0
ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1091
31,701
31701
0
0

31,701
0
0
ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
852
19,230
19230
0
0

19,230
0
0
SPECTRA ENERGY
Common Stocks
847560109
1166
82,447
82447
0
0

82,447
0
0
T ROWE PRICE GROUP INC
Common Stocks
74144T108
1246
43,165
43165
0
0

43,165
0
0
TARGET CORP
Common Stocks
87612E106
1040
30,229
30229
0
0

30,229
0
0
TEXAS INSTRUMENTS INC
Common Stocks
882508104
870
52,703
52703
0
0

52,703
0
0
UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
1388
28,194
28194
0
0

28,194
0
0
UNITED TECHNOLOGIES CORP
Common Stocks
913017109
2061
47,960
47960
0
0

47,960
0
0
VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
699
23,158
23158
0
0

23,158
0
0
WALGREEN CO
Common Stocks
931422109
1261
48,579
48579
0
0

48,579
0
0